Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of year	$ 3,708	$ 2,893	$ 3,432
Increase (decrease) during the year	962	1,174	(206)
Bad debt written off	(1,556)	(359)	(333)
Balance at end of year	$ 3,114	$ 3,708	$ 2,893